                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
                                               -----------

    This Amendment (Check only one): [_] is a restatement.
                                     [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Russell Trust Company
Address: 1301 Second Ave.
         18th Floor
         Seattle, WA 98101

Form 13F File Number: 28-01096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rick Chase
Title: Director, Fund Administration
Phone: (206) 505-4492


/s/ Rick Chase              Tacoma, WA              February 11, 2011
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[Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[_]  13F HOLDINGS REPORT

[X]  13F NOTICE

[_]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

          Form 13F File Number                        Name
          ------------------------------------------------------------
          28-01190                           Frank Russell Company